Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES:

Inventory is valued at the lower of cost or net realizable value. Costs include materials, labor, external service and manufacturing overhead.

The following table summarizes the Company’s inventories:

	December 31,
	2024	2023
Raw materials and parts	808	1,667
Finished goods	685	689
	1,493	2,356